Financial risk management (Schedule of detailed information about consolidated financial statements) (Details)	Oct. 31, 2020 CAD ($)	Oct. 31, 2020 USD ($)	Apr. 15, 2020 CAD ($)	Apr. 15, 2020 USD ($)	Oct. 31, 2019 CAD ($)	Oct. 31, 2019 USD ($)
Disclosure of detailed information about financial instruments [line items]
Prepaid expenses and other receivables		$ 25,421				$ 14,751
Long-term loan		$ 30,269	$ 40,000	$ 30,269		$ 0
Currency risk [Member]
Disclosure of detailed information about financial instruments [line items]
Cash (bank indebtedness)	$ 8,759				$ (3,188)
Prepaid expenses and other receivables	33,594				0
Trade payables and other liabilities	23,530				387,766
Convertible debentures (carrying value)	2,176,454				2,010,940
Derivative liabilities	260,692				207,161
Long-term loan	$ 40,000				$ 0